Supplementary Oil And Gas Information (Unaudited) - Results of Operations from Crude Oil and Natural Gas Producing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$ 16,893	$ 22,871	$ 21,027
Production	(6,280)	(6,277)	(6,464)
Transportation	(4,498)	(4,699)	(4,189)
Depletion, depreciation and amortization	(6,046)	(5,546)	(5,161)
Asset retirement obligation accretion	(205)	(190)	(186)
Income tax	257	(434)	(374)
Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	13,306	18,944	17,603
Production	(6,048)	(6,201)	(6,385)
Transportation	(1,274)	(989)	(953)
Depletion, depreciation and amortization	(6,031)	(5,532)	(5,147)
Asset retirement obligation accretion	(205)	(190)	(186)
Petroleum revenue tax	31	88	12
Income tax	82	(1,652)	(1,350)
Results of operations	(139)	4,468	3,594
Oil And Gas | North America
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	12,520	17,348	16,065
Production	(5,624)	(5,701)	(5,772)
Transportation	(1,258)	(968)	(929)
Depletion, depreciation and amortization	(5,564)	(4,982)	(4,689)
Asset retirement obligation accretion	(169)	(156)	(148)
Petroleum revenue tax	0	0	0
Income tax	23	(1,468)	(1,223)
Results of operations	(72)	4,073	3,304
Oil And Gas | North Sea
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	432	920	891
Production	(321)	(391)	(405)
Transportation	(15)	(19)	(22)
Depletion, depreciation and amortization	(277)	(308)	(257)
Asset retirement obligation accretion	(30)	(28)	(29)
Petroleum revenue tax	31	88	12
Income tax	72	(105)	(76)
Results of operations	(108)	157	114
Oil And Gas | Offshore Africa
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	354	676	647
Production	(103)	(109)	(208)
Transportation	(1)	(2)	(2)
Depletion, depreciation and amortization	(190)	(242)	(201)
Asset retirement obligation accretion	(6)	(6)	(9)
Petroleum revenue tax	0	0	0
Income tax	(13)	(79)	(51)
Results of operations	$ 41	$ 238	$ 176